Acquisition (Schedule Of Estimated Future Amortization Expense Associated With Intangible Assets Acquired) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
2012	€ 5,054
2013	4,279
2014	2,784
2015	1,640
SEAS [Member]
Business Acquisition [Line Items]
2012	1,012
2013	1,012
2014	1,012
2015	€ 1,012